Commitments And Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended			60 Months Ended
	Mar. 31, 2010	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Apr. 17, 2009	Apr. 25, 2007
Commitments and Contingencies Disclosure [Line Items]
Restricted cash deposited		$ 46,694	$ 21,637		$ 46,694
Operating lease rental expenses		2,595	2,453	$ 1,981
Minimum operating lease payment, 2017		1,866			1,866
Minimum operating lease payment, 2018		1,463			1,463
Minimum operating lease payment, 2019		590			590
Minimum operating lease payment, 2020		288			288
Minimum operating lease payment, 2021		261			261
Unpaid accounts receivable from distributor, filed for Chapter 11 bankruptcy protection		75,946	61,293		75,946
Adversary proceeding pending on litigation filled by AASI creditor liquidating trust						$ 854
Litigation settlement expenses	$ 220
FCI
Commitments and Contingencies Disclosure [Line Items]
Restricted cash deposited		$ 415	$ 425		415
All American
Commitments and Contingencies Disclosure [Line Items]
Unpaid accounts receivable from distributor, filed for Chapter 11 bankruptcy protection							$ 256
Distribution claim received as beneficiary					$ 263